Accounts Receivable, net	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2024	2023
	USD	USD

Accounts receivable	1,706,344	3,430,847
Less: allowance for credit loss	(62,776)	(107,327)
Accounts receivable, net	1,643,568	3,323,520

The movement of allowance for loss accounts are as follows:

	As of March 31,
	2024	2023
	USD	USD

Balance at beginning of the year	107,327	30,324
(Reversal) Addition during the year	(44,551)	77,003
Balance at end of the year	62,776	107,327

As of March 31, 2024 and 2023, all accounts receivable, net was secured for granting general banking facility.